Temporary Equity	12 Months Ended
Dec. 31, 2025
Temporary Equity [Abstract]
TEMPORARY EQUITY
NOTE 10:-	TEMPORARY EQUITY

The preferred shares confer upon their holders all rights accruing to holders of ordinary shares (as detailed below in this Note 10), and, in addition, the rights, preferences and privileges granted to the preferred shares as follows:

a.	Dividends and Other Distributions

The holders of all preferred shares are entitled to receive, when and if declared by the board of directors, a noncumulative dividend. Such dividends will be distributed to the holders of the ordinary shares and the preferred shares on a pro-rata basis. Since inception, no dividends have been declared.

Other distributions described in the AOA as follows: If the Company declares a distribution payable in securities of other persons, evidences of indebtedness issued by the Company or other persons, assets (excluding cash dividends) or options or rights, or if the Company at any time pays a dividend payable in additional ordinary shares or other securities or rights convertible into, or entitling the holder thereof to receive directly or indirectly, additional ordinary shares, then, in each such case, the holders of preferred shares is entitled to receive such distribution in respect of their holdings on an as-converted basis as of the record date for such distribution.

b.	Conversion Rights

Each preferred share is convertible, at the option of the holder thereof, into such number of fully paid and non-assessable ordinary shares at a 1:1 ratio, subject to certain adjustment such as splits and combinations, recapitalization, adjustments for dividend or other distribution as fully described in the AOA.

c.	Automatic and Mandatory Conversion

Each preferred share automatically converts without payment of additional consideration into ordinary shares at the conversion rate (as described above) then in effect: (i) immediately prior to the closing of a QIPO (means the closing of an IPO at a pre-money equity valuation of the Company of at least $120,000, generating minimum net proceeds of at least $25,000), subject to the consummation of such QIPO; or (ii) at the written request of the holders of at least a qualified majority of the issued preferred shares.

d.	Anti-dilution Protection

If the Company issues or sells, or is deemed by the express provisions of AOA’s subsection to have issued or sold, additional shares for an effective price which is less than the applicable conversion price then in effect for any series of preferred share, then and in each such case, the conversion price then in effect for such preferred shares shall be reduced, concurrently with such issue or sale, for no additional consideration, as described in the AOA.

e.	Liquidation Preference

In an Exit Event (IPO, or in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or deemed liquidation event which is a consolidation, merger or reorganization or a sale of all or substantially all of the Company’s assets, or substantially all of the Company’s issued and outstanding share capital of the Company), first, the holders of the convertible preferred D shares (collectively preferred D-1 and D-2 shares) on a pari passu basis among them are entitled to receive from any distribution, prior to and in preference over all other classes of equity securities, an amount per share equal to: (i) the applicable original issue price for each convertible preferred D shares then held; plus (ii) declared but unpaid dividends if any.

Second, following payment of the Series D Preference Amount (the applicable original issue price for each convertible preferred D share then held and declared but unpaid dividends if any) in full, the holders of the convertible preferred B shares and the convertible preferred C shares on a pari passu basis among them, but in priority to the convertible preferred A shares, are entitled to receive from any distribution, an amount per each convertible preferred B share or convertible preferred C shares, as applicable, held thereby, prior to and in preference over the convertible preferred A shares, an amount per share equal to: (i) the applicable original issue price for each convertible preferred B share or convertible preferred C shares, as applicable, then held; plus (ii) declared but unpaid dividends if any.

Third, upon completion of the distribution to the convertible preferred D shares, convertible preferred C shares and convertible preferred B shares above, the holders of the convertible preferred A shares are entitled to receive, for each convertible preferred A share held thereby, prior to and in preference over all the remaining classes of equity securities, an amount per share equal to: (i) the applicable original issue price for each convertible preferred A share then held; plus (ii) a rate of return equal to 8% annually compounded thereupon, calculated from the applicable original issue date of each such convertible preferred A shares, less any dividends actually paid on such convertible preferred A share.

Upon completion of the distribution as described above, if any of the Company’s assets and funds legally available for distribution remain in the Company, all shareholders of the Company (ordinary and preferred) will participate in the distribution of such remaining assets and funds of the Company, on a pro-rata basis according to their respective holdings in the Company, calculated on an as-converted basis.

Notwithstanding the foregoing, if the aggregate distribution pursuant to the above, together with their pro rata participation, would not result in the holders of convertible preferred D shares receiving an amount per share of at 2 times the applicable original issue price for each convertible preferred D share, then each holder of convertible preferred D shares will be entitled to receive in respect of each share held by such holder of convertible preferred D share, interest at a rate of 15% per annum of the applicable original issue price of such convertible preferred D share, compounded annually from the date of the actual payment thereto to the date of distribution, until such time that each holder of convertible preferred D shares receives an aggregate amount of 2 times the respective original issue price for each convertible preferred D share.

In the event of a “Deemed Liquidation”, which is a sale of all or substantially all of the assets of the Company (including, the grant of an exclusive license to all or substantially all of the intellectual property rights of the Company), in a single transaction or a series of related transactions, the Company and its shareholders will take such actions as are required to effect a distribution in accordance with Company’s AOA, unless each of the holders of convertible preferred shares vote collectively against effecting such distribution.

In the event of an IPO, the conversion price of the preferred shares shall be adjusted to reflect a deemed liquidation distribution to the preferred shares as provided in the AOA, such that the number of ordinary shares issuable upon conversion thereof reflects that number of ordinary shares that would have been distributed with respect the preferred shares in a distribution made according to the AOA at the pre-money valuation of the IPO.

Although the preferred shares are not redeemable, in the event of certain “Deemed Liquidation Event” that are not solely within the Company’s control (including merger, acquisition, or sale of all or substantially all of the Company’s assets), the holders of the preferred shares are entitled to preference amounts paid before distribution to other shareholders (as explained in the previous paragraph) and, hence, effectively redeeming the preference amount. The preferred shares are classified outside of shareholders’ deficit as a result of these in-substance contingent redemption rights.

Upon completion of the IPO on December 5, 2025, all outstanding preferred shares were converted into 2,603,652 Ordinary Shares and their preference rights expired. Accordingly, the preferred shares were classified from temporary equity to shareholders equity (deficit).